Eaton Vance
Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.7%
Montefiore Obligated Group, 4.287%, 9/1/50	$8,890	$ 5,733,387
Total Corporate Bonds (identified cost $10,152,750)		$ 5,733,387

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$3,009	$ 2,878,880
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,858,987)		$ 2,878,880

Tax-Exempt Municipal Obligations — 138.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 6.3%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 7,481,630
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	295	325,420
Texas Water Development Board:
4.00%, 10/15/37(1)	4,875	4,897,620
4.00%, 10/15/47(1)	2,900	2,797,630
5.00%, 10/15/47(1)	20,000	21,717,400
5.00%, 4/15/49(1)	10,700	11,136,774
5.00%, 10/15/58	2,000	2,149,560
		$ 50,506,034
Education — 4.6%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$280	$ 261,666
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,656,583
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	5,000	5,594,300
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	9,952,700
Security	Principal Amount (000's omitted)	Value
Education (continued)
Tennessee State School Bond Authority, 5.00%, 11/1/52(1)	$10,000	$ 10,786,000
University of Delaware:
(SPA: TD Bank, N.A.), 4.95%, 11/1/35(2)	1,500	1,500,000
(SPA: TD Bank, N.A.), 4.95%, 11/1/37(2)	2,685	2,685,000
University of Texas, 4.125%, 8/15/54	5,000	4,864,150
		$ 37,300,399
Electric Utilities — 7.4%
Austin, TX, Electric Utility Revenue, 5.00%, 11/15/48(1)	$10,000	$ 10,824,600
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	7,165	5,525,290
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.70%, 10/1/42(2)	8,200	8,200,000
Orlando Utilities Commission, FL, Utility System Revenue, 5.00%, 10/1/48(1)	10,000	10,791,400
Philadelphia, PA, Gas Works Revenue:
(LOC: TD Bank, N.A.), 3.90%, 8/1/31(3)	1,905	1,905,000
(LOC: TD Bank, N.A.), 3.90%, 8/1/31(3)	1,575	1,575,000
San Antonio, TX, Electric & Gas Systems Revenue, 5.25%, 2/1/46(1)	10,000	11,035,400
Seattle, WA, Municipal Light and Power Improvement Revenue, 5.00%, 3/1/53(1)	9,000	9,686,160
		$ 59,542,850
General Obligations — 26.0%
Aledo Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/53	$255	$ 271,754
5.00%, 2/15/53(1)	9,000	9,591,300
Bastrop Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,729,500
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	10,000	10,739,100
California, 5.25%, 9/1/53(1)	10,000	11,297,100
Chicago Board of Education, IL, 5.00%, 12/1/30	4,000	4,172,440
Chicago, IL, 5.00%, 1/1/44	3,000	3,064,140
Clark County Water Reclamation District, NV, 5.00%, 7/1/49(1)	10,000	10,845,400
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(1)	10,000	10,807,500
Illinois:
4.00%, 11/1/38	13,000	12,780,820
5.50%, 5/1/39	810	887,169
5.75%, 5/1/45	830	901,911
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,193,065

Eaton Vance
Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(1)	$10,000	$ 10,763,200
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	5,110	4,962,423
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(1)	10,000	10,673,000
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/52(1)	10,000	10,599,700
Massachusetts, 5.00%, 5/1/53(1)	10,000	10,739,600
Montgomery County, MD, (SPA: U.S. Bank, N.A.), 4.60%, 11/1/37(2)	5,400	5,400,000
New Caney Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,751,900
New York, NY:
5.25%, 5/1/41(1)	7,100	7,939,575
5.25%, 5/1/42(1)	3,125	3,480,094
(SPA: State Street Bank & Trust Co.), 4.90%, 12/1/47(2)	5,000	5,000,000
(SPA: TD Bank, N.A.), 4.95%, 9/1/49(2)	2,050	2,050,000
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,438,656
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	9,000	9,642,960
Spring Independent School District, TX, 5.00%, 8/15/47(1)	11,575	12,616,750
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,246,341
Ysleta Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/56(1)	10,000	10,613,000
		$ 209,198,398
Hospital — 14.5%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 4.95%, 10/1/48(2)	$7,025	$ 7,025,000
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	900	855,126
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	7,500	7,857,300
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System):
(SPA: JPMorgan Chase Bank, N.A.), 4.65%, 1/15/37(2)	5,100	5,100,000
(SPA: JPMorgan Chase Bank, N.A.), 4.65%, 1/15/38(2)	3,420	3,420,000
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	6,625	6,217,695
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	4,000	4,262,760
Harris County Cultural Education Facilities Finance Corp., TX, (Methodist Hospital), 4.75%, 12/1/59(2)	340	340,000
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 3.90%, 10/1/45(3)	$5,000	$ 5,000,000
Harris County Health Facilities Development Corp., TX, (Methodist Hospital), 4.75%, 12/1/41(2)	9,140	9,140,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	5,000	5,021,400
Massachusetts Development Finance Agency, (Boston Children's Hospital), (LOC: TD Bank, N.A.), 4.95%, 3/1/48(2)	6,200	6,200,000
Missouri Health and Educational Facilities Authority, (BJC Health System), (SPA: UMB Bank and Trust Co.), 3.85%, 5/15/38(3)	5,000	5,000,000
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	5,000	4,716,300
National Finance Authority, NH, (Novant Health Obligated Group), (LOC: Truist Bank), 4.75%, 11/1/64(2)	3,800	3,800,000
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,008,800
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	4,050	4,250,110
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), (SPA: Barclays Bank PLC), 4.85%, 1/1/43(2)	6,400	6,400,000
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,115	3,824,070
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	1,600	1,600,464
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	5,000	5,001,200
South Dakota Health and Educational Facilities Authority, (Avera Health), 4.25%, 7/1/49	3,000	2,928,510
Tarrant County Cultural Education Facilities Finance Corp.,TX, (Baylor Scott & White Health), 5.00%, 11/15/51	3,000	3,161,310
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.90%, 11/15/39(3)	5,375	5,375,000
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	5,150	5,065,334
		$ 116,570,379
Housing — 5.6%
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/48	$8,835	$ 8,878,733

Eaton Vance
Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY:
4.95%, 11/1/58	$1,575	$ 1,612,312
Sustainability Bonds, 4.80%, 2/1/53	5,000	5,083,750
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 7/1/46	4,960	4,900,678
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/49	6,350	6,377,305
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,779,495
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 10/1/53	3,880	3,863,161
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	889,210
South Carolina Housing Finance and Development Authority:
4.75%, 1/1/54	2,000	2,014,440
4.95%, 7/1/53	975	994,519
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	1,810	1,872,101
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.75%, 9/1/50	5,000	5,036,350
		$ 45,302,054
Industrial Development Revenue — 5.0%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52	$4,800	$ 4,943,808
Gulf Coast Industrial Development Authority, TX, (Exxon Mobil Corp.), 4.70%, 11/1/41(2)	8,000	8,000,000
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,749,734
Mississippi Business Finance Corp., (Chevron USA, Inc.):
4.75%, 12/1/30(2)	5,205	5,205,000
4.75%, 11/1/35(2)	4,285	4,285,000
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,610	13,127,514
		$ 40,311,056
Insured - Bond Bank — 0.0%(4)
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$325	$ 327,100
		$ 327,100
Security	Principal Amount (000's omitted)	Value
Insured - Education — 3.0%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$ 842,317
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,258,330
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	15,900	18,269,577
(AMBAC), 5.25%, 9/1/32(1)	750	861,772
University of Oklahoma, (BAM), 4.125%, 7/1/54	2,500	2,495,200
		$ 23,727,196
Insured - Electric Utilities — 3.2%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$2,750	$ 2,421,732
(NPFG), 0.00%, 11/15/38	1,000	523,570
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(1)	10,000	11,006,100
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,523,850
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	375	372,409
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	6,000	6,639,780
		$ 25,487,441
Insured - Escrowed/Prerefunded — 0.2%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,600	$ 1,498,624
		$ 1,498,624
Insured - General Obligations — 3.8%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$4,500	$ 5,034,510
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	780,450
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	2,000	2,292,780
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,836,048
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,139,856
Nassau County, NY, (AGM), 5.00%, 4/1/43(1)	11,665	12,167,062
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,088,432
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,761,514
		$ 30,100,652
Insured - Hospital — 1.7%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 250,000

Eaton Vance
Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.375%, 8/15/57	$1,500	$ 1,622,700
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AGM), 5.00%, 4/1/53	5,000	5,217,200
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	5,000	5,510,500
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/49	1,000	1,109,770
		$ 13,710,170
Insured - Lease Revenue/Certificates of Participation — 0.1%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$500	$ 543,480
		$ 543,480
Insured - Special Tax Revenue — 7.2%
Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/24	$3,665	$ 3,608,083
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	19,335	11,907,073
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	17,913,083
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	820,132
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	21,223,260
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	420	387,639
(AGC), 0.00%, 7/1/27	1,120	993,362
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,230,296
		$ 58,082,928
Insured - Transportation — 5.3%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/53	$6,000	$ 1,503,000
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	11,881,250
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,093,200
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/25	1,950	1,848,776
(XLCA), 0.00%, 9/1/26	1,000	907,610
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	$26,215	$ 25,675,495
		$ 42,909,331
Insured - Water and Sewer — 3.6%
Chicago, IL, Water Revenue, (AGM), 5.25%, 11/1/53	$1,000	$ 1,085,430
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	10,402,500
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,745,914
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,219,340
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/31	1,500	1,501,140
(AGM), 5.00%, 7/1/32	2,845	2,847,162
(AGM), 5.00%, 7/1/33	2,435	2,436,851
(AGM), 5.00%, 7/1/35	2,970	2,972,257
(AGM), 5.00%, 7/1/37	2,435	2,436,850
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,135,466
		$ 28,782,910
Lease Revenue/Certificates of Participation — 2.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$3,750	$ 3,874,538
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	7,000	7,401,310
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/38	130	130,065
5.00%, 6/15/44	5,535	5,536,439
		$ 16,942,352
Other Revenue — 2.9%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$6,400	$ 5,908,736
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	5,000	5,306,400
5.00% to 12/1/30 (Put Date), 5/1/54	1,480	1,568,622
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	4,520	4,844,039
Tennessee Energy Acquisition Corp., 5.00% to 11/1/31 (Put Date), 5/1/52	5,060	5,371,848
		$ 22,999,645

Eaton Vance
Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.0%
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(5)	$410	$ 402,792
Green Bonds, 5.00%, 11/15/46(5)	565	529,546
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	152,743
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	525,457
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(5)	310	310,434
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	4,000	3,872,240
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	2,500	2,314,150
		$ 8,107,362
Special Tax Revenue — 18.9%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/24	$4,000	$ 4,000,000
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	5,000	4,785,850
District of Columbia, Income Tax Revenue, 5.25%, 5/1/48	4,500	4,982,400
Hobe-St. Lucie Conservancy District, FL, 5.875%, 5/1/55	1,050	1,080,870
Louisiana, Gasoline and Fuels Tax Revenue:
Series A-1, (LOC: TD Bank, N.A.), 4.95%, 5/1/43(2)	4,755	4,755,000
Series A-2, (LOC: TD Bank, N.A.), 4.95%, 5/1/43(2)	7,200	7,200,000
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	862,013
Michigan, Trunk Line Revenue, 5.25%, 11/15/49(1)	10,000	11,127,000
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37(1)	10,000	10,003,600
4.00%, 8/1/39(1)	5,000	4,974,000
4.00%, 2/1/43	4,000	3,963,000
5.00%, 11/1/46(1)	5,000	5,426,450
5.00%, 2/1/47	5,000	5,375,900
(SPA: Barclays Bank PLC), 4.90%, 11/1/44(2)	9,000	9,000,000
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	13,122,200
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	5,000	4,898,700
4.00%, 3/15/47	3,500	3,427,445
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/46	7,000	6,837,740
5.00%, 3/15/43(1)	6,000	6,216,120
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	$2,800	$ 2,732,184
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	2,000	1,972,340
Green Bonds, 5.00%, 3/15/55(1)	5,000	5,380,500
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,000	6,001,260
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(1)	8,850	9,781,462
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	3,000	2,915,850
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/53(1)	10,000	10,942,400
		$ 151,764,284
Transportation — 13.9%
Atlanta, GA, Airport General Revenue, Green Bonds, 5.00%, 7/1/53(1)	$10,000	$ 10,798,900
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/53(1)	10,000	10,822,500
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	3,920	4,058,807
Florida Department of Transportation, Turnpike System Revenue, 5.00%, 7/1/52(1)	16,000	17,142,240
Illinois Toll Highway Authority, 5.00%, 1/1/44(1)	10,000	10,955,400
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.00%, 5/15/47	3,145	3,312,817
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(1)	10,000	10,831,500
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 4.90%, 11/15/50(2)	4,400	4,400,000
Green Bonds, 4.75%, 11/15/45	730	749,623
New Jersey Turnpike Authority, 5.25%, 1/1/52	2,500	2,736,125
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 6.00%, 6/30/54	960	1,054,906
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	6,101,400
5.00%, 1/1/48	7,500	7,667,700
Oklahoma Turnpike Authority, 5.50%, 1/1/53	5,000	5,523,100
Pennsylvania Turnpike Commission:
5.00%, 12/1/53	3,000	3,229,170
5.25%, 12/1/52	2,600	2,828,774
(LOC: TD Bank, N.A.), 3.95%, 12/1/43(3)	5,000	5,000,000

Eaton Vance
Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	$2,500	$ 2,553,100
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,765,706
		$ 111,531,768
Water and Sewer — 1.9%
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	$820	$ 889,356
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.25%, 6/15/52(1)	3,000	3,289,200
(SPA: Barclays Bank PLC), 4.90%, 6/15/50(2)	5,200	5,200,000
(SPA: JPMorgan Chase Bank, N.A.), 4.70%, 6/15/50(2)	5,500	5,500,000
		$ 14,878,556
Total Tax-Exempt Municipal Obligations (identified cost $1,083,447,260)		$1,110,124,969

Taxable Municipal Obligations — 0.0%(4)
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.0%(4)
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$230	$ 229,285
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	120	119,654
Total Taxable Municipal Obligations (identified cost $350,000)		$ 348,939

Trust Units — 0.1%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.1%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$719	$ 703,437
Total Trust Units (identified cost $723,947)		$ 703,437
Total Investments — 139.4% (identified cost $1,097,532,944)		$1,119,789,612
Other Assets, Less Liabilities — (39.4)%		$ (316,267,722)
Net Assets — 100.0%		$ 803,521,890
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(4)	Amount is less than 0.05%.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $1,242,772 or 0.2% of the Fund's net assets.
At June 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	24.7%
New York	15.4%
Others, representing less than 10% individually	59.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 20.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 8.3% of total investments.

Eaton Vance
Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.

FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 5,733,387	$ —	$ 5,733,387
Tax-Exempt Mortgage-Backed Securities	—	2,878,880	—	2,878,880
Tax-Exempt Municipal Obligations	—	1,110,124,969	—	1,110,124,969
Taxable Municipal Obligations	—	348,939	—	348,939
Trust Units	—	703,437	—	703,437
Total Investments	$ —	$1,119,789,612	$ —	$1,119,789,612
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.